<CENTER> UNITED STATES SECURITIES AND EXCHANGE COMMISSION
<CENTER> WASHINGTON, DC 20549

<CENTER> FORM 13F

<CENTER> FORM 13F COVER PAGE

<CENTER> REPORT OF THE CALENDAR YEAR ENDED:  March 31, 2013

Check here if Amendment  [  ]; Amendment Number:  ______

This Amendment (Check only one):  [  ]  is a restatement
                                  [  ]  adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:        Chapter IV Investors, LLC
Address:     301 South Tryon Street, Suite 1850
             Charlotte, NC 28202

13F File Number:  028-12694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

PERSON SIGNING THE REPORT ON BEHALF OF REPORTING MANAGER:

Name:        Kimberly Zeitvogel
Title:       Chief Financial Officer
Phone:       (704) 644-4072

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/  Kimberly Zeitvogel  Charlotte, NC               5/14/2013
-----------------------  -------------------------  ----------------------------
Signature                Place                       Date

REPORT TYPE:

[X]   13F Holdings Report
[ ]   13F Notice
[ ]   13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
NONE
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

<CENTER> FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:  $276,218
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NONE
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

<CENTER> FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
---------------------  --------  --------  ---------  -------------------------  ----------  --------  ---------------------
                       TITLE OF             VALUE     SHARES OR                  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER           CLASS    CUSIP    (X $1000)   PRN AMT  SH/PRN PUT/CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
---------------------  --------  --------  ---------  --------- ------ --------  ----------  --------  --------- ------ ----
Cabot Oil and Gas Corp  CL A	 127097103 $  15,212  225,000 sh		 SOLE		       225,000
Clear Channel Outdoor  CL A	 18451C109 $   7,490  1,000,000 sh		 SOLE		       1,000,000
EQT Corporation COM	 26884L109 $   10,840  160,000	Sh		 SOLE		       160,000
Lamar Advertising      CL A      512815101 $  46,735    962,025 Sh               SOLE                    962,025
Martin Marietta Matls  COM       573284106 $  47,497    465,561 Sh               SOLE                    465,561
Packaging Corp of America        COM       695156109 $  22,435  500,000 Sh               SOLE                  500,000
Range Resources Corp  COM       75281A109 $  52,514    648,000 Sh               SOLE                    648,000
Rock-Tenn Company      CL A      772739207 $  59,830    644,788 Sh               SOLE                    644,788
Sandridge Energy	COM	 80007P307 $   6,588  1,250,000	Sh		 SOLE		       1,250,000
Scripps Networks Interactive      CL A      811065101 $   7,077    110,000 Sh               SOLE                    110,000

                                           ---------
Total Value:                               $ 276,218
                                           ---------